Information by business segment and geographic area (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of adjusted EBITDA

Year ended December 31,	Notes	2025	2024	2023
Iron ore		11,562	11,598	15,205
Iron ore pellets		2,052	3,166	3,136
Other ferrous products and logistics services		189	321	473
Iron Ore Solutions		13,803	15,085	18,814

Nickel		714	114	851
Copper		2,757	1,521	1,100
Other base metals		(116)	(182)	12
Vale Base Metals		3,355	1,453	1,963

Unallocated items		(1,700)	(1,698)	(2,176)

Adjusted EBITDA		15,458	14,840	18,601

Depreciation, depletion and amortization	11(a)	(3,105)	(3,057)	(3,070)
Impairment and result on disposals of non-current assets, net and other (i)		(5,384)	(55)	(482)
EBITDA from associates and joint ventures		(1,072)	(940)	(844)
Operating income		5,897	10,788	14,205

Equity results and other results in associates and joint ventures	30	(218)	(269)	(1,108)
Financial results	18	(1,026)	(3,823)	(1,946)
Income before income taxes		4,653	6,696	11,151

(i) Includes US$3,578 of impairment losses (2024: US$2,210 and 2023: US$0), US$1,021 of net losses from the write-off of non-current assets (2024: net gains of US$2,511 and 2023: net losses of US$266), and US$785 of expenses to reflect the performance of streaming transactions at market prices (2024: US$356 and 2023: US$216).

Schedule of net operating revenue by shipment destination

	Year ended December 31, 2025
	Iron Ore Solutions				Vale Base Metals
	Iron ore	Iron ore pellets	Other ferrous products and logistics services	Total Iron Ore Solutions	Nickel	Copper	Other base metals	Total Vale Base Metals	Net operating revenue
China (i)	18,517	16	–	18,533	523	301	48	872	19,405
Japan	1,990	170	2	2,162	263	–	–	263	2,425
Asia, except Japan and China	2,464	323	20	2,807	412	588	66	1,066	3,873
Brazil	979	1,362	702	3,043	69	–	23	92	3,135
United States of America	–	193	–	193	869	–	46	915	1,108
Americas, except United States and Brazil	–	192	–	192	571	–	–	571	763
Germany	310	138	–	448	574	825	6	1,405	1,853
Europe, except Germany	750	89	–	839	953	2,039	40	3,032	3,871
Middle East, Africa, and Oceania	–	1,913	–	1,913	57	–	–	57	1,970
Net operating revenue	25,010	4,396	724	30,130	4,291	3,753	229	8,273	38,403

	Year ended December 31, 2024
	Iron Ore Solutions				Vale Base Metals
	Iron ore	Iron ore pellets	Other ferrous products and logistics services	Total Iron Ore Solutions	Nickel	Copper	Other base metals	Total Vale Base Metals	Net operating revenue
China (i)	18,157	–	–	18,157	432	717	69	1,218	19,375
Japan	2,380	278	2	2,660	360	–	30	390	3,050
Asia, except Japan and China	2,040	378	11	2,429	381	77	–	458	2,887
Brazil	1,085	1,706	704	3,495	50	–	20	70	3,565
United States of America	26	172	–	198	855	–	22	877	1,075
Americas, except United States and Brazil	–	443	1	444	429	97	–	526	970
Germany	316	188	–	504	401	562	–	963	1,467
Europe, except Germany	794	146	–	940	727	1,352	–	2,079	3,019
Middle East, Africa, and Oceania	7	2,610	–	2,617	31	–	–	31	2,648
Net operating revenue	24,805	5,921	718	31,444	3,666	2,805	141	6,612	38,056

	Year ended December 31, 2023
	Iron Ore Solutions				Vale Base Metals
	Iron ore	Iron ore pellets	Other ferrous products and logistics services	Total Iron Ore Solutions	Nickel	Copper	Total Vale Base Metals	Others	Net operating revenue
China (i)	21,061	2	–	21,063	693	454	1,147	–	22,210
Japan	2,356	279	1	2,636	583	–	583	–	3,219
Asia, except Japan and China	1,691	407	10	2,108	462	105	567	–	2,675
Brazil	1,370	1,684	502	3,556	63	–	63	136	3,755
United States of America	–	262	–	262	1,361	–	1,361	–	1,623
Americas, except United States and Brazil	1	398	1	400	456	41	497	–	897
Germany	244	55	2	301	458	592	1,050	–	1,351
Europe, except Germany	1,037	374	–	1,411	1,082	1,184	2,266	–	3,677
Middle East, Africa, and Oceania	–	2,342	–	2,342	35	–	35	–	2,377
Net operating revenue	27,760	5,803	516	34,079	5,193	2,376	7,569	136	41,784

(i) Includes operating revenue of China Mainland in the amount of US$19,038 (2024: US$18,556 and 2023: US$21,577) and Taiwan in the amount of US$367 (2024: US$819 and 2023: US$633).

Schedule of cost of goods sold and services rendered

Year ended December 31,	2025	2024	2023
Iron Ore	13,488	12,846	12,357
Iron Ore Pellets	2,516	2,920	2,759
Other ferrous products and logistics services	608	556	335
Iron Ore Solutions	16,612	16,322	15,451

Nickel	3,513	3,414	4,169
Copper	1,646	1,472	1,357
Other base metals	217	154	–
Vale Base Metals	5,376	5,040	5,526

Other	–	–	196

Depreciation, depletion and amortization	2,959	2,903	2,916
Cost of goods sold and services rendered	24,947	24,265	24,089

Schedule of assets by geographic area

	December 31, 2025				December 31, 2024
	Investments in associates and joint ventures	Intangible	Property, plant and equipment	Total	Investments in associates and joint ventures	Intangible	Property, plant and equipment	Total
Brazil	2,593	8,944	33,755	45,292	2,046	8,847	28,706	39,599
Canada	–	8	8,054	8,062	–	1,666	9,452	11,118
Americas, except Brazil and Canada	–	–	4	4	–	–	3	3
Indonesia	1,842	–	63	1,905	1,885	–	61	1,946
China	–	1	3	4	–	1	4	5
Asia, except Indonesia and China	–	–	623	623	–	–	654	654
Europe	–	–	617	617	–	–	589	589
Oman	594	–	506	1,100	616	–	515	1,131
Total	5,029	8,953	43,625	57,607	4,547	10,514	39,984	55,045